Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of liabilities that are measured at fair value in the financial statements
	Fair value measurements using input type
	June 30, 2021 (Unaudited)
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants			(343)	(343)
Convertible debentures			(1,331)	(1,331)

	Fair value measurements using input type
	December 31, 2020
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants	-	-	(359)	(359)
Convertible debenture	-	-	(194)	(194)

Schedule of liabilities that are measured at level 3 in the derivative liability warrants financial statements
Derivative liability
Derivative liability - warrants as of December 31, 2020	(359)
Issuance of financial instruments	(407)
Change in fair value	423
Derivative liability - warrants as of June 30, 2021	(343)

Schedule of liabilities that are measured at level 3 in the convertible debenture financial statements
Convertible debenture
Convertible debenture as of December 31, 2020	(194)
issuance of convertible debenture	(343)
Gain due to change in fair value of convertible debenture	(794)
Convertible debenture as of June 30, 2021	(1,331)